Property, Plant and Equipment (Details) - Schedule of Changes in Property, Plant and Equipment - USD ($) $ in Thousands		6 Months Ended				12 Months Ended
		Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Property, Plant and Equipment (Details) - Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		$ 12,918,189		$ 11,915,363		$ 11,915,363		$ 10,208,289		$ 9,077,589
Additions net of transfers		627,837	[1]	821,788	[1]	1,681,186	[2]	2,266,778	[2]	1,817,525
Disposals		(20,001)		(37,459)		(109,832)		(29,949)		(38,510)
Depreciation		(536,477)		(499,339)		(1,043,879)		(948,052)		(833,395)
Exchange rate variation		(793,723)		470,572		(465,242)		(100,570)		327,354
Balance		12,195,825		12,670,925		12,918,189		11,915,363		10,208,289
Buildings [Member]
Property, Plant and Equipment (Details) - Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		4,305,145		3,779,963		3,779,963		3,500,837		3,298,443
Additions net of transfers		193,748	[1]	359,384	[1]	680,142	[2]	360,757	[2]	398,731
Disposals		(2,735)		(3,117)		(32,725)		(3,900)		(13,789)
Depreciation		(128,719)		(126,184)		(263,669)		(235,102)		(204,340)
Exchange rate variation		(253,990)		141,460		(141,430)		(37,154)		115,651
Balance		4,113,449		4,151,506		4,305,145		3,779,963		3,500,837
Land [Member]
Property, Plant and Equipment (Details) - Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		1,209,739		1,056,590		1,056,590		944,922		933,072
Additions net of transfers		17,038	[1]	23,918	[1]	118,254	[2]	25,770	[2]	29,937
Disposals		(729)		(188)		(14,345)		(5,316)		(3,788)
Depreciation
Exchange rate variation		(103,663)		47,785		(49,240)		(9,718)		39,182
Balance		1,122,385		1,128,105		1,209,739		1,056,590		944,922
Machinery and equipment [Member]
Property, Plant and Equipment (Details) - Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		4,310,590		3,832,826		3,832,826		3,569,854		3,222,626
Additions net of transfers		386,950	[1]	476,665	[1]	989,430	[2]	738,953	[2]	690,187
Disposals		(9,619)		(20,668)		(37,382)		(6,308)		(10,364)
Depreciation		(316,406)		(293,616)		(610,850)		(569,888)		(506,569)
Exchange rate variation		(196,111)		126,324		(126,386)		(9,279)		95,354
Balance		4,175,404		4,121,531		4,310,590		3,832,826		3,569,854
Facilities [Member]
Property, Plant and Equipment (Details) - Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		764,036		575,290		575,290		487,028		448,944
Additions net of transfers		102,720	[1]	120,001	[1]	184,128	[2]	86,100	[2]	97,708
Disposals		(39)		(284)		(2,783)		(92)		(538)
Depreciation		(26,365)		(21,244)		(44,024)		(32,225)		(27,058)
Exchange rate variation		(103,272)		55,083		(51,425)		(33,625)		32,028
Balance		737,080		728,846		764,036		575,290		487,028
Computer equipment [Member]
Property, Plant and Equipment (Details) - Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		166,291		116,263		116,263		121,960		99,987
Additions net of transfers		35,516	[1]	28,756	[1]	90,951	[2]	39,875	[2]	60,764
Disposals		(138)		(406)		(710)		(4,299)		(253)
Depreciation		(24,420)		(21,018)		(44,804)		(41,298)		(40,633)
Exchange rate variation		(5,539)		4,124		(4,591)		679		1,253
Balance		171,710		127,719		166,291		116,263		121,960
Vehicles (land and air) [Member]
Property, Plant and Equipment (Details) - Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		272,663		214,898		214,898		180,960		122,597
Additions net of transfers		19,565	[1]	69,761	[1]	99,659	[2]	61,945	[2]	46,105
Disposals		(3,957)		(4,157)		(8,736)		(7,497)		(8,455)
Depreciation		(20,995)		(20,406)		(43,559)		(34,571)		(26,366)
Exchange rate variation		(21,590)		9,970		(10,401)		(1,743)		5,953
Balance		245,686		270,066		272,663		214,898		180,960
Construction in progress [Member]
Property, Plant and Equipment (Details) - Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		1,636,719		2,124,483		2,124,483		1,218,888		792,178
Additions net of transfers		(159,505)	[1]	(276,194)	[1]	(558,747)	[2]	892,255	[2]	442,425
Disposals		(2,629)				(4,046)		(980)
Depreciation
Exchange rate variation		(101,983)		79,408		(75,029)		(9,330)		35,654
Balance		1,372,602		1,927,697		1,636,719		2,124,483		$ 1,218,888
Other [Member]
Property, Plant and Equipment (Details) - Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		253,006		215,050		215,050
Additions net of transfers	[1]	31,805		19,497
Disposals		(155)		(8,639)
Depreciation		(19,572)		(16,871)
Exchange rate variation		(7,575)		6,418
Balance		$ 257,509		$ 215,455		$ 253,006		$ 215,050

[1]	Additions for each category includes transfers from construction in progress during the period.
[2]	Additions for each category includes transfers from construction in progress during the period.